Derivative liabilities - Movements related to the warrants (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024
Derivative liabilities
Opening balance			$ 215,615
Change in estimate of fair value	$ 34,815	$ 404,444	(3,094,833)	$ (5,913,484)
Closing balance	1,838,183		1,838,183		$ 215,615
Warrant issued
Derivative liabilities
Opening balance			30,564	5,558,822	5,558,822
Additions			3,188,389		765,733
Effect on fair value of repricing of warrants					896,458
Change in estimate of fair value			(1,394,542)		(7,190,449)
Closing balance	1,824,411		1,824,411		$ 30,564
Gain (loss) from valuation of derivative financial instruments	$ (21,623)	$ 433,457	$ 1,394,542	$ 5,652,884